Offerings - Offering: 1	Jul. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share (3)
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	0.28
Maximum Aggregate Offering Price	$ 840,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 116
Offering Note
(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Cosmos Health Inc., a Nevada corporation (the “Registrant” or the “Company”), which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of outstanding shares of the Registrant’s common stock.

(2)

Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The computation is based on the average high and low sales price of the Registrant’s common stock as reported on the Nasdaq Stock Market on July 17, 2026.

(3)	Represents shares issuable in connection with the consulting agreement between the Registrant and Timo Bernd Strattner as per exhibit 10.1 attached herewith.